Property and Equipment	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment [Abstract]
Property and Equipment

NOTE 3—PROPERTY AND EQUIPMENT

	DECEMBER 31,
	2017	2016
Cost:
Leasehold improvements	$531	$441
Computers and software	167	106
Laboratory equipment	223	136
Manufacturing equipment	227	227
Furniture	234	201
	1,382	1,111
Less—Accumulated depreciation	(577)	(370)
Property and equipment, net	$805	$741

Depreciation expense was $207, $213 and $113 for the years ended December 31, 2017, 2016 and 2015 respectively.